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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         EDGEPOINT INVESTMENT GROUP INC.
                 -------------------------------
   Address:      150 BLOOR STREET W SUITE 500
                 -------------------------------
                 TORONTO, ONTARIO
                 -------------------------------
                 M5S 2X9
                 -------------------------------

Form 13F File Number: 28-14674
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICK FARMER
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   416.848.9797
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Patrick Farmer          Toronto, Ontario     Feb 1/13
   ------------------------------   ------------------   --------------
             [Signature]               [City, State]         [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-14674                    EdgePoint Investment Group Inc.
       ---------------          ------------------------------------

                                       9
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 38
                                        --------------------

Form 13F Information Table Value Total: 1,729,149
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                       10
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
     NAME OF ISSUER      TITLE OF CLASS    CUSIP   VALUE USD  SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY   AS OF DATE
                                                    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
----------------------- ---------------- --------- ---------- --------- --- ---- ---------- ------- --------- ------ ---- ----------
Alere Inc.              COM              01449J105  97,161.00 5,251,946 SH          SOLE            5,251,946    0    0   12/31/2012
Alere Inc., 3%
 preferred, series B    PERP PFD CONV SE 01449J204  11,590.00    62,600 SH          SOLE               62,600    0    0   12/31/2012
Allison Transmission
 Holding                COM              01973R101   5,840.00   285,995 SH          SOLE              285,995    0    0   12/31/2012
Altera Corp.            COM              21441100  107,849.00 3,131,506 SH          SOLE            3,131,506    0    0   12/31/2012
AMN Healthcare
 Services Inc.          COM              1744101    77,178.00 6,682,100 SH          SOLE            6,682,100    0    0   12/31/2012
Bank of Nova Scotia     COM              64149107   50,407.00   872,600 SH          SOLE              872,600    0    0   12/31/2012
Canadian Imperial Bank
 Of Commerce            COM              136069101  13,965.00   173,700 SH          SOLE              173,700    0    0   12/31/2012
Delphi Automotive
 PLC                    SHS              G27823106  38,778.00 1,013,800 SH          SOLE            1,013,800    0    0   12/31/2012
Digi International Inc. COM              253798102  22,461.00 2,371,840 SH          SOLE            2,371,840    0    0   12/31/2012
Drew Industries Inc.    COM NEW          26168L205  21,336.00   661,592 SH          SOLE              661,592    0    0   12/31/2012
EXFO Inc.               SUB VTG SHS      302046107  20,962.00 3,904,700 SH          SOLE            3,904,700    0    0   12/31/2012
First Service Corp.     SUB VTG SH       33761N109   9,485.00   336,000 SH          SOLE              336,000    0    0   12/31/2012
Fortune Brands Home &
 Security Inc.          COM              34964C106  33,007.00 1,129,600 SH          SOLE            1,129,600    0    0   12/31/2012
Gran Tierra Energy Inc. COM              38500T101   8,363.00 1,512,400 SH          SOLE            1,512,400    0    0   12/31/2012
Granite Real Estate
 Investment             COM              387431109  48,332.00 1,273,200 SH          SOLE            1,273,200    0    0   12/31/2012
IMRIS Inc.              COM              45322N105  11,302.00 3,063,300 SH          SOLE            3,063,300    0    0   12/31/2012
International Game
 Technology             COM              459902102  64,915.00 4,581,150 SH          SOLE            4,581,150    0    0   12/31/2012
International Rectifier
 Corp.                  COM              460254105  97,410.00 5,494,100 SH          SOLE            5,494,100    0    0   12/31/2012
JPMorgan Chase & Co.    COM              46625H100  94,740.00 2,154,648 SH          SOLE            2,154,648    0    0   12/31/2012
Knoll Inc.              COM NEW          498904200  56,253.00 3,662,290 SH          SOLE            3,662,290    0    0   12/31/2012
Manpower Inc.           COM              56418H100  26,587.00   626,454 SH          SOLE              626,454    0    0   12/31/2012
Merit Medical Systems
 Inc.                   COM              589889104  62,718.00 4,512,050 SH          SOLE            4,512,050    0    0   12/31/2012
Microsoft Corp.         COM              594918104  65,432.00 2,447,900 SH          SOLE            2,447,900    0    0   12/31/2012
National Instruments
 Corp.                  COM              636518102  20,421.00   791,200 SH          SOLE              791,200    0    0   12/31/2012
Pool Corp.              COM              73278L105   6,621.00   156,443 SH          SOLE              156,443    0    0   12/31/2012
Ryanair Holdings PLC,
 ADR                    SPONSORED ADR    783513104  93,242.00 2,720,000 SH          SOLE            2,720,000    0    0   12/31/2012
Sandstorm Gold Ltd.     COM NEW          80013R206   3,135.00   266,500 SH          SOLE              266,500    0    0   12/31/2012
SemGroup Corp., class A CL A             81663A105  39,463.00 1,009,800 SH          SOLE            1,009,800    0    0   12/31/2012
SHFL Entertainment Inc. COM              78423R105  34,417.00 2,373,600 SH          SOLE            2,373,600    0    0   12/31/2012
Team Inc.               COM              878155100  44,502.00 1,169,886 SH          SOLE            1,169,886    0    0   12/31/2012
Tenneco Inc.            COM              880349105  57,623.00 1,641,201 SH          SOLE            1,641,201    0    0   12/31/2012
The Progressive Corp.   COM              743315103  61,612.00 2,920,000 SH          SOLE            2,920,000    0    0   12/31/2012
Tim Hortons Inc.        COM              88706M103  41,393.00   843,200 SH          SOLE              843,200    0    0   12/31/2012
Toronto-Dominion Bank   COM NEW          891160509  44,523.00   528,800 SH          SOLE              528,800    0    0   12/31/2012
WABCO Holdings Inc.     COM              92927K102  29,987.00   460,000 SH          SOLE              460,000    0    0   12/31/2012
WellPoint Inc.          COM              94973V107  61,825.00 1,014,850 SH          SOLE            1,014,850    0    0   12/31/2012
Wells Fargo & Co.       COM              949746101 106,842.00 3,125,859 SH          SOLE            3,125,859    0    0   12/31/2012
Xilinx Inc.             COM              983919101  37,472.00 1,043,800 SH          SOLE            1,043,800    0    0   12/31/2012
                                                   ----------
                                                    1,729,149
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